Convertible debt - Changes over the 6 month-period ended June 30, 2021 (Details) - USD ($)				1 Months Ended	6 Months Ended
	Apr. 14, 2021	Apr. 09, 2021	May 15, 2020	May 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Feb. 12, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Shares issued (in shares)					149,475,334			133,934,090
Convertible debt embedded derivative					$ 16,611,000			$ 12,395,000
Change in fair value of convertible debt derivative	$ (934,000)				(2,682,000)	$ (14,762,000)
Conversion of convertible debts (Note 15)			$ 2,200,000	$ 2,200,000	17,672,000
Repayment of convertible debt					8,750,000	0
Interest expense					4,107,000	4,839,000
Interest paid, classified as financing activities					4,480,000	1,215,000
Other capital reserves
Disclosure of detailed information about borrowings [line items]
Conversion of convertible debts (Note 15)					5,386,000
Convertible Notes 2015
Disclosure of detailed information about borrowings [line items]
Notional amount							$ 7,750,000
Borrowings, accrued interest							$ 4,536,438
Shares issued (in shares)							7,227,308
Convertible debt embedded derivative					6,534,000
Change in fair value of convertible debt derivative					(3,269,000)
Repayment of convertible debt	6,378,104
Repayment of convertible debt, principal	4,250,000
Repayment of convertible debt, accrued interest	2,128,000
Convertible Notes 2021
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 40,000,000
Conversion price (in dollars per share)		$ 1.915
Conversion price (in dollars per ADS)		$ 7.66
Debt instrument, convertible, interest rate		5.0625%
Debt instrument, convertible, payment-in-kind interest rate		6.00%
Debt instrument, convertible, maximum period to call the convertible debt		12 months
Debt instrument, convertible, ownership limit		9.90%
Convertible Notes 2015 And 2018
Disclosure of detailed information about borrowings [line items]
Convertible debt embedded derivative	$ 4,645,000
Interest rate	7.00%
Convertible Notes 2018
Disclosure of detailed information about borrowings [line items]
Repayment of convertible debt	$ 5,346,699
Repayment of convertible debt, principal	4,500,000
Repayment of convertible debt, accrued interest	$ 847,000
Convertible debt
Disclosure of detailed information about borrowings [line items]
Convertible debt embedded derivative		$ 12,713,000			16,611,000
Change in fair value of convertible debt derivative					(1,521,000)
Interest rate								7.00%
Interest expense					2,768,000	$ 3,797,000
Interest paid, classified as financing activities					$ 2,975,000